15% CONVERTIBLE PROMISSORY NOTES (Details) - USD ($)	1 Months Ended
	Feb. 28, 2022	Jul. 07, 2022
Short-Term Debt [Line Items]
Share price (in dollars per share)		$ 1.97
Convertible Notes Payable
Short-Term Debt [Line Items]
Accrued interest payable, current	$ 305,000
15.00% Convertible Notes | Convertible Notes Payable
Short-Term Debt [Line Items]
Interest rate	15.00%
Aggregate principal amount	$ 7,000,000
Issue of common stock (in shares)	730,493
Share price (in dollars per share)	$ 10